Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
During the first quarter of 2012, the Company adopted the accounting standard update regarding the presentation of comprehensive income. This update was issued to increase the prominence of items reported in other comprehensive income. The update requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate, but consecutive statements. The adoption of this standard update did not have any impact on the Company's consolidated financial statements since the Company does not have any material items of other comprehensive income for the years presented.
During the first quarter of 2012, the Company adopted the accounting standard update regarding fair value measurement. This update was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This standard update also changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this standard update did not have a significant impact on the Company's consolidated financial statements.